Note 9 - Stock-based Compensation - Fair Value Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Risk-free interest rate	0.62%	0.77%	1.25%
Expected life of options (years) (Year)	4 years 219 days	4 years 219 days	4 years 109 days
Annualized volatility	73.00%	75.00%	65.00%
Dividend rate	0.00%	0.00%	0.00%
Fair value per option (in dollars per share)	$ 0.18	$ 0.15	$ 0.09